Commitments and Contingencies (Details) - Master Agreement $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Commitments and Contingencies
Charter hire commission payable to the management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 15,279
Inflation rate adjustment to management fees	3.00%
Management fees	$ 53,685